Share Based Compensation - Range of Exercise Prices (Details)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock Options (in shares)	1,555,000	2,134,685	2,403,985
Exercisable (in shares)	1,097,998
Exercise Price 35.66
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of options (usd per share) | $	$ 35.66
Number of Stock Options (in shares)	881,000
Exercisable (in shares)	587,333
Exercise Price 2.02-26.43
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock Options (in shares)	277,500
Exercisable (in shares)	167,500
Exercise Price 2.02-26.43 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of options (usd per share) | $	$ 2.02
Exercise Price 2.02-26.43 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of options (usd per share) | $	$ 26.43
Exercise Price 5.88-31.50
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock Options (in shares)	221,500
Exercisable (in shares)	221,500
Exercise Price 5.88-31.50 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of options (usd per share) | $	$ 5.88
Exercise Price 5.88-31.50 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of options (usd per share) | $	$ 31.50
Exercise Price 32.99-78.36
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock Options (in shares)	175,000
Exercisable (in shares)	121,665
Exercise Price 32.99-78.36 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of options (usd per share) | $	$ 32.99
Exercise Price 32.99-78.36 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of options (usd per share) | $	$ 78.36